Maturity Analysis of Financial Liabilities (IFRS) (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
On demand [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		€ 221,746	€ 226,339
Interest-bearing deposits		126,416	133,378
Trading liabilities	[1]	59,922	71,457
Negative market values from derivative financial instruments	[1]	301,487	342,726
Financial liabilities designated at fair value through profit or loss		16,438	29,207
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	0	0
Central bank funds purchased		252	174
Securities sold under repurchase agreements, Financial Liabilities		3,151	14,152
Securities loaned		3,358	6,684
Other short-term borrowings		11,067	11,859
Long-term debt		3	4
Trust preferred securities		0	0
Other financial liabilities		96,573	112,961
Off-balance sheet loan commitments		167,722	153,700
Financial guarantees		22,502	19,883
Total	[4]	1,030,639	1,122,525
Due within 3 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		137,089	146,204
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	0	0
Financial liabilities designated at fair value through profit or loss		25,838	29,360
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	609	69
Central bank funds purchased		0	83
Securities sold under repurchase agreements, Financial Liabilities		963	2,525
Securities loaned		3	3
Other short-term borrowings		2,258	2,326
Long-term debt		34,449	7,409
Trust preferred securities		36	1,710
Other financial liabilities		2,762	3,483
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	204,008	193,172
Due between 3 and 12 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		47,258	45,816
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	0	0
Financial liabilities designated at fair value through profit or loss		7,895	4,847
Investment contract liabilities	[2]	512	574
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	502	336
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		508	1,348
Securities loaned		0	0
Other short-term borrowings		1,622	3,600
Long-term debt		16,268	41,820
Trust preferred securities		3,306	3,328
Other financial liabilities		1,201	554
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	79,073	102,223
Due between 1 and 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		21,683	19,194
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	0	0
Financial liabilities designated at fair value through profit or loss		2,760	2,599
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	505	672
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		1	491
Securities loaned		0	0
Other short-term borrowings		0	0
Long-term debt		80,028	78,063
Trust preferred securities		0	688
Other financial liabilities		369	373
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	105,346	102,080
Due after 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits		0	0
Interest-bearing deposits		12,059	12,510
Trading liabilities	[1]	0	0
Negative market values from derivative financial instruments	[1]	0	0
Financial liabilities designated at fair value through profit or loss		5,724	5,951
Investment contract liabilities	[2]	0	0
Negative market values from derivative financial instruments qualifying for hedge accounting	[3]	306	218
Central bank funds purchased		0	0
Securities sold under repurchase agreements, Financial Liabilities		0	23
Securities loaned		0	1
Other short-term borrowings		0	0
Long-term debt		36,085	41,926
Trust preferred securities		0	0
Other financial liabilities		60	4
Off-balance sheet loan commitments		0	0
Financial guarantees		0	0
Total	[4]	€ 54,234	€ 60,632

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within on demand which Groups management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods.
[2]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value.
[3]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate.
[4]	The balances in the table do not agree to the numbers in the Groups balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote.